Long-Term Liabilities - Schedule of Liabilities for Government Grants (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Liabilities for Government Grants [Abstract]
Effective interest rate liabilities for government grants	11.50%	11.50%
Balance liabilities for government grants	$ 557	$ 442
Balance less current maturities liabilities for government grants	$ 269	$ 173